UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/00

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MURPHY CAPITAL MANAGEMENT, INC.
Address: 123 PROSPECT STREET, RIDGEWOOD, N.J. 07450
Form 13F File Number: 28-6814

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN J. MURPHY
Title: PRESIDENT
Phone: 201-445-8366

Signature, Place, and Date of Signing:
/s/ John J. Murphy  Ridgewood, N.J.  4/11/2000

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 565
Form 13F Information Table Value Total (thousands): $430,986

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     NONE